COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Capital commitments
Contracted, but not provided for	[1]	¥ 46,704	¥ 46,515
Period of estimated payments included in capital commitments with respect to the Group's exploration and production licenses		5 years	5 years
Unutilized banking facilities		¥ 53,749	¥ 60,697
China National Offshore Oil Corporation Group [member]
Capital commitments
Contracted, but not provided for		4,030	2,482
A joint venture [member]
Capital commitments
Contracted, but not provided for		¥ 691	¥ 360

[1]	The capital commitments contracted, but not provided for, include the estimated payments to the Ministry of Land and Resources of the PRC for the next five years with respect to the Group's exploration and production licenses.